Offerings - Offering: 1	Oct. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.928% Fixed Rate / Floating Rate Notes due 2030
Amount Registered | shares	1,455,750,000
Maximum Aggregate Offering Price	$ 1,455,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 201,039.08
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based upon an exchange rate of $1.1646/euro on October 15, 2025, as published by Bloomberg L.P.